Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BBIF MONEY FUND
Prospectus Date	rr_ProspectusDate	Jul. 29, 2015
Supplement [Text Block]	bbifmf_SupplementTextBlock

BBIF MONEY FUND

(the "Fund")

Supplement dated July 30, 2015 to the

Prospectus of the Fund, dated July 29, 2015

The Board of Trustees of the Fund (the "Board") recently approved certain changes to the principal investment strategies of the Fund in order for the Fund to meet the definition of a "government money market fund" under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets. These changes will become effective January 4, 2016. Investors should review carefully the specific changes to the prospectus of the Fund, which are detailed below.

Accordingly, effective January 4, 2016, the Fund's prospectus is amended as follows:

Changes in the Fund's Strategies and Risks

The section of the prospectus entitled "Fund Overview—Key Facts About BBIF Money Fund—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's investment manager, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its assets in Money LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Money LLC level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money LLC. Where applicable, "Money Fund" or the "Fund" refers also to Money LLC.

The section of the prospectus entitled "Fund Overview—Key Facts About BBIF Money Fund—Principal Risks of Investing in the Fund" is amended to delete "Asset-Backed Securities Risk," "Extension Risk," "Foreign Securities Risk," "Prepayment Risk," "Regulatory Risk" and "Variable Rate Demand Obligations Risk" and to add the following risks:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.

■ When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.

BBIF MONEY FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bbifmf_SupplementTextBlock

BBIF MONEY FUND

(the "Fund")

Supplement dated July 30, 2015 to the

Prospectus of the Fund, dated July 29, 2015

The Board of Trustees of the Fund (the "Board") recently approved certain changes to the principal investment strategies of the Fund in order for the Fund to meet the definition of a "government money market fund" under Rule 2a-7 under the Investment Company Act of 1940, as amended. The Board has chosen not to subject the Fund to discretionary or default liquidity fees or temporary suspensions of redemptions due to declines in the Fund's weekly liquid assets. These changes will become effective January 4, 2016. Investors should review carefully the specific changes to the prospectus of the Fund, which are detailed below.

Accordingly, effective January 4, 2016, the Fund's prospectus is amended as follows:

Changes in the Fund's Strategies and Risks

The section of the prospectus entitled "Fund Overview—Key Facts About BBIF Money Fund—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

Principal Investment Strategies of the Fund

The Fund invests at least 99.5% of its total assets in cash, U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations or cash. The Fund invests in a portfolio of securities maturing in 397 days or less (with certain exceptions) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less. The Fund may invest in variable and floating rate instruments, and transact in securities on a when-issued, delayed delivery or forward commitment basis.

The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), and other rules of the Securities and Exchange Commission (the "SEC"). The Fund will only purchase securities that present minimal credit risk as determined by BlackRock, the Fund's investment manager, pursuant to guidelines approved by the Trust's Board of Trustees.

The Fund is a "feeder" fund that invests all of its assets in Money LLC, which has the same investment objectives and strategies as the Fund. All investments are made at the Money LLC level. This structure is sometimes called a "master/feeder" structure. The Fund's investment results will correspond directly to the investment results of Money LLC. Where applicable, "Money Fund" or the "Fund" refers also to Money LLC.

The section of the prospectus entitled "Fund Overview—Key Facts About BBIF Money Fund—Principal Risks of Investing in the Fund" is amended to delete "Asset-Backed Securities Risk," "Extension Risk," "Foreign Securities Risk," "Prepayment Risk," "Regulatory Risk" and "Variable Rate Demand Obligations Risk" and to add the following risks:

■ Regulatory Risk—On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods for the amendments range between July 2015 and October 2016. When implemented, the changes may affect the Fund's investment strategies, fees and expenses, portfolio and share liquidity and return potential.

■ When-Issued and Delayed Delivery Securities and Forward Commitments Risk—When-issued and delayed delivery securities and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund may lose both the investment opportunity for the assets it set aside to pay for the security and any gain in the security's price.